Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events
On January 30, 2017, the Company y granted options to purchase 247,343 shares of the Company’s Common Stock with an exercise price of $3.00 per share.